STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Warrant [Member] Additional Paid-in Capital [Member] Cashless Exercise of Warrants [Member]	Warrant [Member] Additional Paid-in Capital [Member]	Warrant [Member] Cashless Exercise of Warrants [Member]	Warrant [Member]	Embedded Derivative Financial Instruments [Member] Additional Paid-in Capital [Member] Series C Preferred Stock [Member]	Embedded Derivative Financial Instruments [Member] Additional Paid-in Capital [Member]	Embedded Derivative Financial Instruments [Member] Series C Preferred Stock [Member]	Embedded Derivative Financial Instruments [Member]	Common Stock [Member] Cashless Exercise of Warrants [Member]	Common Stock [Member] Exercise of Options [Member]	Common Stock [Member] Exercise of Warrants for Cash [Member] Warrants at $3.67 [Member]	Common Stock [Member] Exercise of Warrants for Cash [Member] Warrants at $2.50 [Member]	Common Stock [Member] Settlement of Preferred Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Cashless Exercise of Warrants [Member]	Additional Paid-in Capital [Member] Exercise of Options [Member]	Additional Paid-in Capital [Member] Exercise of Warrants for Cash [Member] Warrants at $3.67 [Member]	Additional Paid-in Capital [Member] Exercise of Warrants for Cash [Member] Warrants at $2.50 [Member]	Additional Paid-in Capital [Member] Settlement of Preferred Stock [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Subscription [Member]	Retained Earnings [Member]	Cashless Exercise of Warrants [Member]	Exercise of Options [Member]	Exercise of Warrants for Cash [Member] Warrants at $3.67 [Member]	Exercise of Warrants for Cash [Member] Warrants at $2.50 [Member]	Settlement of Preferred Stock [Member] Series C Preferred Stock [Member]	Series C Preferred Stock [Member]	Total
Balance at Dec. 31, 2014															$ 11,179							$ 19,186,163		$ (22,780,404)							$ (3,583,062)
Balance (in Shares) at Dec. 31, 2014															11,179,266
Sale of common stock															$ 2,645							4,757,153									4,759,798
Sale of common stock (in Shares)															2,645,432
Common stock issued upon conversion of preferred stock and accrued dividends									$ 100	$ 10	$ 4	$ 4		$ 1,431		$ (100)	$ 20,890	$ 14,977	$ 9,996		$ 2,144,870					$ 20,900	$ 14,981	$ 10,000		$ 2,146,301
Common stock issued upon conversion of preferred stock and accrued dividends (in Shares)									99,552	10,000	4,082	4,000		1,430,871											99,552	10,000
Fair value reclassification		$ (4,097,444)		$ (4,097,444)		$ (1,242,590)		$ (1,242,590)
Fair value reclassification	$ 265,955		$ 265,955		$ 639,467		$ 639,467	265,955																						639,467
Stock based compensation																						4,626,285									4,626,285
Preferred Stock dividend																						(351,522)									(351,522)
Net loss																								(9,461,452)							(9,461,452)
Common stock issued for services															$ 1,453							3,340,299									3,341,752
Common stock issued for services (in Shares)															1,452,500
Balance at Dec. 31, 2015															$ 16,826							29,314,399		(32,241,856)							$ (2,910,631)
Balance (in Shares) at Dec. 31, 2015															16,825,703																16,825,703
Sale of common stock															$ 3,798							5,222,570									$ 5,226,368
Sale of common stock (in Shares)															3,798,417
Common stock issued upon conversion of preferred stock and accrued dividends													$ 58	$ 267						$ 90,365	400,733								$ 90,423	401,000
Common stock issued upon conversion of preferred stock and accrued dividends (in Shares)													58,185	267,334
Fair value reclassification					$ 103,096		$ 103,096	0																						103,096
Stock based compensation															$ 304							3,528,396									3,528,700
Stock based compensation (in Shares)															303,545
Preferred Stock dividend																						(110,023)									(110,023)
Net loss																								(11,587,187)							(11,587,187)
Common stock issued for services															$ 1,335							2,469,715									2,471,050
Common stock issued for services (in Shares)															1,335,000
Balance at Dec. 31, 2016															$ 22,588							41,019,251		(43,829,043)							$ (2,787,204)
Balance (in Shares) at Dec. 31, 2016															22,588,184																22,588,184
Sale of common stock															$ 2,150							3,037,222									$ 3,039,372
Sale of common stock (in Shares)															2,149,529
Common stock issued upon conversion of preferred stock and accrued dividends													$ 18	$ 43						$ 23,973	$ 64,957								$ 23,991	65,000
Common stock issued upon conversion of preferred stock and accrued dividends (in Shares)													17,511	43,335																	90,000
Common stock received and canceled in connection with short term swing profit reimbursement															$ (11)							11
Common stock received and canceled in connection with short term swing profit reimbursement (in Shares)															(10,744)
Common stock subscription received																							$ 239,970								$ 239,970
Fair value reclassification								$ 0														15,676								$ 15,676	15,676
Fair value of warrant issued to acquire research and development																						543,927									543,927
Stock based compensation															$ 215							187,894									188,109
Stock based compensation (in Shares)															214,750
Preferred Stock dividend																						(46,608)									(46,608)
Net loss																								(6,351,187)							(6,351,187)
Common stock issued for services															$ 625							894,124									$ 894,749
Common stock issued for services (in Shares)															625,000																625,000
Balance at Jun. 30, 2017															$ 25,628							$ 45,740,427	$ 239,970	$ (50,180,230)							$ (4,174,205)
Balance (in Shares) at Jun. 30, 2017															25,627,565																25,627,565